Provisions for pensions and similar obligations (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes Defined Benefit Obligations Postemployment Plans [Abstract]
Present value of the obligations at beginning of year	R$ 20,769,126	R$ 17,525,799	R$ 17,891,352
Current service cost (Note 41)	14,605	15,416	20,560
Interest cost	2,170,639	2,046,949	1,877,942
Benefits paid	(1,834,681)	(1,679,794)	(1,530,082)
Actuarial (gains)/losses	871,308	2,844,733	(753,155)
Others	10,612	16,023	19,182
Present value of the obligations at end of year	R$ 22,001,609	R$ 20,769,126	R$ 17,525,799